Capital and reserves - Fair value measurement (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) shares Years $ / shares	Dec. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued upon exercise | shares	965,791	513,115
November 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options | $	$ 14.41
Share price on grant date	$ 26.1
Exercise price	$ 22.71
Expected volatility	54.00%
Expected life | Years	5
Expected dividends	0.00%
Risk-free interest rate	4.50%
March 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options | $	$ 4.94
Share price on grant date	$ 10.99
Exercise price	$ 12.48
Expected volatility	50.50%
Expected life | Years	5
Expected dividends	0.00%
Risk-free interest rate	4.10%
August 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options | $	$ 7.06
Share price on grant date	$ 14.26
Exercise price	$ 13.84
Expected volatility	50.10%
Expected life | Years	5
Expected dividends	0.00%
Risk-free interest rate	4.30%
August 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options | $	$ 25.07
Share price on grant date	$ 51.86
Exercise price	$ 47.78
Expected volatility	48.90%
Expected life | Years	5
Expected dividends	0.00%
Risk-free interest rate	3.00%
March 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options | $	$ 29.72
Share price on grant date	$ 68.94
Exercise price	$ 68.37
Expected volatility	47.30%
Expected life | Years	5
Expected dividends	0.00%
Risk-free interest rate	1.70%
May 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options | $	$ 26.3
Share price on grant date	$ 55.63
Exercise price	$ 51.37
Expected volatility	48.40%
Expected life | Years	4.9
Expected dividends	0.00%
Risk-free interest rate	3.00%